Common stock (Early exercise of stock options) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unvested shares subject to repurchase rights at original issuance price (in shares)	82,185	112,967	2,666
Exercise of unvested stock options included in accrued liabilities	$ 0.3	$ 0.4	$ 0